LEASES - Schedule of Supplemental Cash Flow Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from finance leases	$ 1,223	$ 968	$ 0
Operating cash flows from operating leases	96,707	43,735	29,397
Financing cash flows from finance leases	8,183	6,332	2,844
Right-of-use assets obtained in exchange for finance lease liabilities	776	5,452	9,892
Right-of-use assets obtained in exchange for operating lease liabilities	$ 105,832	$ 40,584	$ 20,978